Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments
Schedule of estimated fair values of the financial instruments

	June 30, 2018		As of December 31, 2017
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$72,423	$72,423	$66,895	$66,895
Restricted cash	$2,812	$2,812	$2,812	$2,812
Due from related parties	$34,939	$34,939	$34,007	$34,007
ZIM notes	$24,760	$24,760	$21,093	$21,093
HMM notes	$14,327	$14,327	$13,509	$13,509
Long-term debt, including current portion	$2,293,881	$1,737,947	$2,340,778	$2,325,209

Schedule of estimated fair value of the financial instruments, categorized based upon the fair value hierarchy

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of June 30, 2018:

	Fair Value Measurements as of June 30, 2018
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
ZIM notes(1)	$24,760	$—	$24,760	$—
HMM notes(1)	$14,327	$—	$14,327	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of June 30, 2018:

	Fair Value Measurements as of June 30, 2018
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Long-term debt, including current portion(2)	$1,737,947	$—	$1,737,947	$—

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2017:

	Fair Value Measurements as of December 31, 2017
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
ZIM notes(1)	$21,093	$—	$21,093	$—
HMM notes(1)	$13,509	$—	$13,509	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2017:

	Fair Value Measurements as of December 31, 2017
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Long-term debt, including current portion(2)	$2,325,209	$—	$2,325,209	$—

(1)

The fair value is estimated based on either observable market based inputs or unobservable inputs that are corroborated by market data, including currently available information on the Company’s counterparty, other contracts with similar terms, remaining maturities and interest rates.

(2)

Long-term debt, including current portion is presented gross of deferred finance costs of $6.1 million and $11.2 million as of June 30, 2018 and December 31, 2017, respectively. The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account its increased credit risk.